Financial Instrument Risk Management - Mortgages and Loans by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Financial assets	$ 168,785	$ 152,785
Mortgages:
Disclosure of external credit grades [line items]
Financial assets	15,428	16,225
Mortgages: | Credit risk
Disclosure of external credit grades [line items]
Financial assets	15,428	16,225
Mortgages: | Credit risk | Insured
Disclosure of external credit grades [line items]
Financial assets	4,008	3,966
Mortgages: | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	0	1
Mortgages: | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	1,435	2,087
Mortgages: | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	4,031	5,481
Mortgages: | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	4,524	3,943
Mortgages: | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,404	670
Mortgages: | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	26	77
Loans
Disclosure of external credit grades [line items]
Financial assets	34,518	31,997
Loans | Credit risk
Disclosure of external credit grades [line items]
Financial assets	34,518	31,997
Loans | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	212	224
Loans | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	4,906	5,044
Loans | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	13,183	12,516
Loans | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	13,758	12,920
Loans | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	2,427	1,207
Loans | Credit risk | Impaired
Disclosure of external credit grades [line items]
Financial assets	$ 32	$ 86